Parties-in-interest	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Parties-in-interest	Parties-in-interest
The Plan, including holdings under the self-managed brokerage investment option, held $14,736,081 and $11,281,195 of BFH Securities common stock as of December 31, 2025 and 2024, respectively.

The Trustee of the Plan, their subsidiaries and affiliates maintain and manage certain of the investments of the Plan, for which the Plan is charged investment expenses. Bread Financial Payments, Inc., which is a party-in-interest, provides certain administrative services to the Plan at no charge. The cost of providing these services constitutes exempt party-in-interest transactions under ERISA.